Inventories	12 Months Ended
Dec. 31, 2021
Inventory [Abstract]
Inventories	INVENTORIES

	December 31, 2021	December 31, 2020
Heap leach ore	$258,197	$268,703
Stockpiled ore	11,118	13,514
Work-in-process	17,400	14,988
Finished goods	3,395	4,500
Supplies	35,777	37,473
Total inventories	$325,887	$339,178

Classified and presented as:
Current	$201,622	$208,290
Non-current	124,265	130,888
	$325,887	$339,178
8.    INVENTORIES (CONTINUED)
The non-current inventories at December 31, 2021 and 2020 relate to heap leach ore at Mesquite and Castle Mountain not expected to be recovered within 12 months of the reporting date.
During the year ended December 31, 2021, the Company recognized an increase in the provision for obsolete and slow-moving supplies inventories of $2.1 million (2020 – increase of $0.9 million) in net income. At December 31, 2021, the Company's total provision for obsolete and slow-moving supplies inventories was $14.1 million (2020 – $12.8 million).
During the year ended December 31, 2021, the Company recognized $18.1 million (2020 – nil) in write-downs of inventories to NRV, mainly relating to heap leach ore at Los Filos, included within cost of sales.